Intangible Assets	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Intangible Assets
17.	INTANGIBLE ASSETS

The changes in intangible assets during the fiscal years ended on December 31, 2018 and 2017 are as follow:

	12/31/2018
Item	Original Value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at the end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Licenses	955,212	5	338,345	528	641,644	2	145,266	786,908	506,121
Other intangible assets	3,142,728	5	898,261	101,021	1,830,043	634	496,085	2,325,494	1,614,474

Total intangible assets	4,097,940		1,236,606	101,549	2,471,687	636	641,351	3,112,402	2,120,595

	12/31/2017
Item	Original Value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at the end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Goodwill – Business combination	315,008			315,008	199,471	230,807	31,336
Licenses	499,825	5	455,386		220,459		421,185	641,644	313,567
Other intangible assets	2,778,777	5	374,599	10,647	1,667,388	10,565	173,220	1,830,043	1,312,686

Total intangible assets	3,593,610		829,985	325,655	2,087,318	241,372	625,741	2,471,687	1,626,253